SCHEDULE OF GOVERNMENT GRANTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Short term liability at year end	$ 202	$ 177
Total	$ 202	$ 177